Sunstone Financial Group, Inc.
                       207 East Buffalo Street, Suite 400
                              Milwaukee, WI 53202
                              Phone:  414/271-5885
                               Fax:  414/271-9717



December 29, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Frontegra Funds, Inc.
      Registration Nos. 333-7305; 811-7685
      CIK Number: 0001014913



Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, we hereby file the Fund's Form 24f-2 for the fiscal year ended October 31, 1997. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,



/s/ Constance Dye Shannon
Legal and Compliance Manager

Encl.





                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.




1.   Name and address of issuer:

     Frontegra Funds, Inc.
     400 Skokie Boulevard
     Suite 500
     Northbrook, IL 60062-2815


2.   Name of each series or class of securities for which this Form is filed:
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     ---
      X
     ---


3.   Investment Company Act File Number: 811-7685

     Securities Act File Number:     333-7305



4.(a)  Last day of fiscal year for which this notice is filed:

       October 31, 1997



4.(b) Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the Issuer's fiscal year). (See Instruction A-2)
       ---

       ---
       Note: If this Form is being filed late, interest must be paid on the registration fee due:

4.(c)  Check box if this is the last time the issuer will be filing this form.

       ---

       ---



5.   Calculation of registration fee:

      (i)  Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f):                               $43,902,418
                                                                    -----------
     (ii)  Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                          $  28,052
                                                     ----------
    (iii)  Aggregate price of securities
           redeemed or repurchased during any
           PRIOR fiscal year ending no earlier
           than October 11, 1995 that were not
           previously used to reduce registration
           fees payable to the Commission:           $        0
                                                     ----------
     (iv)  Total available redemption credits
           (add items 5(ii) and 5(iii):                            -$    28,052
                                                                    -----------
      (v)  Net sales - if item 5(i) is greater
           than item 5(iv) [subtract item 5(iv)                     $43,874,366
           from item 5(i)]:                                         -----------

     (vi)  Redemption credits available for use
           in future years - if item 5(i) is less
           than item 5(iv) [subtract item 5(iv)      $        0
           from item 5(i)]:                          ----------

    (vii)  Multiplier for determining registration
           fee (see Instruction C.9):                              x  0.000295
                                                                    ----------
   (viii)  Registration fee due [multiply item
           5(v) by item 5(vii)]
           (enter "0" if no fee is due):                           =$12,942.94
                                                                    ==========


6.   Prepaid Shares

     If the reponse to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here: none.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: none.



7.   Interest due - if this Form is being filed more than 90 days
     after the end of the issuer's fiscal year (see Instruction D): +$        0
                                                                     ----------


8.   Total of the amount of the registration fee due plus any
     interest due [line 5(vii) plus line 7]:                        =$12,942.94
                                                                     ----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:    N/A

                                X  Wire Transfer. Payment sent December 23, 1997
                              ----                CIK#0001014913



                                   Mail or other means
                              ----



                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>     /s/ William D. Forsyth III
                                      ------------------------------
                                      William D. Forsyth III - Co-president


     Date  December 23, 1997
           -----------------

 <F1> Please print the name and title of the signing officer below the signature.